Subsequent Events (Details)																													1 Months Ended							2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Jun. 09, 2026 USD ($) shares	Jun. 08, 2026 USD ($) shares	Jun. 03, 2026 USD ($)	May 28, 2026 USD ($)	May 15, 2026 USD ($)	May 14, 2026 USD ($) $ / shares shares	May 06, 2026 USD ($) $ / shares shares	May 05, 2026 USD ($) $ / shares shares	Apr. 28, 2026 USD ($)	Apr. 27, 2026 USD ($) shares	Apr. 24, 2026 shares	Apr. 16, 2026 shares	Apr. 15, 2026 USD ($) shares	Apr. 13, 2026 USD ($) shares	Apr. 02, 2026 USD ($)	Jan. 26, 2026 $ / shares	Jan. 09, 2026 USD ($) $ / shares	Oct. 28, 2025 USD ($)	Aug. 31, 2025 USD ($)	Aug. 08, 2025	Jul. 18, 2025 shares	Mar. 17, 2025 USD ($) shares	Feb. 28, 2025 USD ($) shares	Oct. 29, 2024 shares	Oct. 28, 2024 USD ($)	Sep. 22, 2023 shares	Aug. 22, 2023 shares	Aug. 04, 2023 shares	Apr. 30, 2026 USD ($) $ / shares shares	Jan. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) $ / shares shares	Aug. 31, 2025 USD ($) shares	Jul. 31, 2025 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Apr. 30, 2026 USD ($) $ / shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($)	Apr. 30, 2026 USD ($) $ / shares	Dec. 31, 2025 USD ($) $ / shares	Jul. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Jul. 01, 2026 USD ($)	May 28, 2026 BITCOIN	May 28, 2026 SOLANA	Mar. 06, 2026 USD ($)	Feb. 10, 2026 USD ($)	Jul. 17, 2025 USD ($)	May 10, 2025 USD ($)	Apr. 30, 2025 USD ($)	Jul. 31, 2024 USD ($) $ / shares	Mar. 31, 2022	Dec. 31, 2008 USD ($)
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares																							10,000,000
Financial liability gross																															$ 136,533,315						$ 136,533,315			$ 136,533,315		$ 136,533,315
Provision for doubtful accounts																																					$ 1,655,291
Common stock, par value (in Dollars per share) | $ / shares																															$ 0.0001						$ 0.0001			$ 0.0001
Conversion price (in Dollars per share) | $ / shares																															$ 10						$ 10			$ 10
Note payable
Convertible note payable																							$ 100,000,000
Restricted stock units																																					(4,704,128)			$ 7,941,754
Net proceeds																																					6,900,000
Reverse stock split																																									one-for-ten
Encore DEC LLC [Member]
Subsequent Events [Line Items]
Outstanding payable																															$ 16,701,982						16,701,982			16,701,982		38,932,248
Ownership percentage																																																				100.00%
Documented expenses																																					$ 0			$ 142,000		$ 51,732
Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																$ 0.0001
Termination claims description														The Company will owe a termination fee of $510,000 to DevvStream and $1,190,000 to Southern if (a) DevvStream or Southern terminates the BCA due to the Company changing its board recommendation, (b) the Company terminates the BCA to enter into a Superior Proposal, or (c) within 12 months after termination of the BCA for certain reasons (such as a breach by the Company, failure to obtain Company Shareholder Approval, or reaching the Outside Date), the Company consummates or enters into a definitive agreement for an Acquisition Proposal that was made known prior to termination.
Documented expenses														$ 397,000
Subsequent Event, Description																In connection with and to support the Proposed Transaction, XCF agreed to invest $10,000,000 to convert and build out its New Rise Reno facility for sustainable aviation fuel blending and related corporate purposes, to be funded through the sale by XCF to EEME of $10,000,000 of Common Stock. Subsequently, EEME has purchased 69,000,000 shares of Common Stock for $6,900,000. The issuance and sale to EEME of the remaining 31,000,000 shares of Common Stock is expected to be consummated periodically during the period ending the week of March 31, 2026.
Subsequent Event [Member] | Advario Texas City L L C [Member]
Subsequent Events [Line Items]
Note payable						$ 1,200,000
Convertible note payable						$ 25,000																																					$ 25,000
Debt period payment					$ 50,000
Subsequent Event [Member] | Encore DEC LLC [Member]
Subsequent Events [Line Items]
Ownership percentage							100.00%
DevvStream Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Termination fee														510,000
Documented expenses														170,000
Southern Energy Renewables Inc [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Termination fee														1,190,000
Documented expenses														$ 170,000
Twain Forbearance Agreement [Member] | Subsequent Event [Member] | New Rise Renewables Reno, LLC [Member]
Subsequent Events [Line Items]
Debt instrument description										the monthly payment of the greater of i) $150,000 and ii) 40% of the free cash flow generated from the operations of New Rise from the prior calendar month. The Company will use its reasonable best efforts to file a registration statement to register for resale such shares. In the event that the aggregate net proceeds received by the Landlord from the sale of the Landlord Shares exceeds the aggregate amount of principal, interest, penalties and repurchase premium owed by the Company to Twain pursuant to the lease agreement the Landlord shall immediately transfer the remaining Landlord Shares to XCF.
Financial liability gross										$ 136,533,315
Financial liability due										$ 17,412,100
Securities Purchase Agreement [Member] | EEME Energy SPV I LLC [Member]
Subsequent Events [Line Items]
Number of shares purchase (in Shares) | shares																																					69,000,000
Securities Purchase Agreement [Member] | Subsequent Event [Member] | EEME Energy SPV I LLC [Member]
Subsequent Events [Line Items]
Number of shares purchase (in Shares) | shares												21,000,000
Phillips 66 Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Provision for doubtful accounts															$ 1,655,291
Settlement Agreement [Member] | Subsequent Event [Member] | Encore DEC LLC [Member]
Subsequent Events [Line Items]
Outstanding payable							$ 16,701,982
Debt Conversion Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares						$ 0.451
Debt conversion amount						$ 917,163
Debt conversion shares (in Shares) | shares						2,033,621
Transition Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.0001
Restricted stock units																	$ 5,246,260
Encore Debt Conversion [Member] | Debt Conversion Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Debt conversion amount						$ 17,619,220
Debt conversion shares (in Shares) | shares						39,067,007
Narrow Road Capital Ltd [Member]
Subsequent Events [Line Items]
Principal amount																																																	$ 700,000
Gregory Segars Cribb [Member]
Subsequent Events [Line Items]
Principal amount																																																	$ 250,000
DevvStream Corp. [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares																								9,176		2,549	6,372	9,176
Common stock, par value (in Dollars per share) | $ / shares
Debt conversion amount																									$ 49,500
Conversion of outstanding principal																																				$ 3,188,250
Principal amount																													$ 250,000							250,000			$ 250,000
Cash																													201,132				$ 3,446,111			201,132			201,132		$ 3,446,111									$ 4,002	$ 21,106
Convertible notes																													5,049,295				13,089,512			5,049,295			5,049,295		13,089,512
																													$ 1,159,038							$ 1,159,038			$ 1,159,038
Reverse stock split																				1-10
Warrant term																													2 years							2 years			2 years
DevvStream Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible notes		$ 1,000,000
DevvStream Corp. [Member] | Amended Strategic Partnership Agreement [Member]
Subsequent Events [Line Items]
Royalty to be paid																		$ 1,000,000
Minimum advance																		1,270,000
Minimum advance of royalty to be paid 2026																		$ 1,270,000
Number of trading days																		10 days
Percentage of warrants exercisable																		25.00%
Warrant term																		3 years
Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares																					8,986,320	16,666								500,000	411,000	300,000	350,500	334,600	160,600
Period of reverse stock split																																							1 year
Gross proceeds																						$ 58,333								$ 630,100	$ 821,238	$ 756,600	$ 1,794,694	$ 1,051,857	$ 481,530
Principal amount																													$ 615,255							$ 615,255			$ 615,255							$ 700,000
Number of trading days																								5 days																	10 days
																													$ 1,159,038							1,159,038			1,159,038
Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares	3,333,561	3,016,649						3,600,000
Conversion of outstanding principal	$ 325,000	$ 295,000						$ 2,400,000
Gross proceeds								$ 738,000
Principal amount		295,000		$ 10,000,000
Loss contingency mandatory default amount				4,500,000
Quantity of cryptocurrency held																																												22.23	12,610
Cash				79,990
Digital asset collateral value		$ 2,600,000		$ 2,800,000
Conversion shares, percentage		10.00%
Number of trading days		10 days
Series A preferred stock aggregate investment amount			$ 6,000,000
Net proceeds			5,000,000
Working capital			1,000,000
Proceeds form investor funded			$ 1,500,000
Issuance of Shares [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Gross proceeds																																$ 756,607
Crypto Strategy Convertible Debt [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares																													201,000
Conversion of outstanding principal																																				250,000
Gross proceeds																													$ 112,992
Principal amount																													$ 3,272,313							3,272,313			$ 3,272,313								$ 9,000,000	$ 300,000,000
Number of trading days																																							5 days		5 days
Repayments of convertible debt																			$ 189,152
Crypto Strategy Convertible Debt [Member] | Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Member]
Subsequent Events [Line Items]
Conversion of outstanding principal									$ 250,000																											$ 3,188,250
Principal amount									$ 3,272,313
Minimum [Member] | Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 0.2659
Maximum [Member] | Helena Global Investment Opportunities I Ltd [Member] | DevvStream Corp. [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Conversion price (in Dollars per share) | $ / shares								$ 0.2776
Common Class A [Member]
Subsequent Events [Line Items]
Number of shares resale (in Shares) | shares																																					17,350,000
Common stock, par value (in Dollars per share) | $ / shares																															$ 0.0001						$ 0.0001			$ 0.0001
Common Class A [Member] | Twain Forbearance Agreement [Member] | Subsequent Event [Member] | New Rise Renewables Reno, LLC [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares										4,000,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares													10,000,000
Number of shares issued, value													$ 1,000,000
Common Class A [Member] | Securities Purchase Agreement [Member] | Subsequent Event [Member] | EEME Energy SPV I LLC [Member]
Subsequent Events [Line Items]
Number of shares resale (in Shares) | shares													90,000,000
Common Class A [Member] | Settlement Agreement [Member] | Subsequent Event [Member] | Encore DEC LLC [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares							37,033,386
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001
Common Class A [Member] | Narrow Road Capital Ltd [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares														802,620
Common Class A [Member] | Polar Multi Strategy [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares											600,000
Quarterly interest payment, shares (in Shares) | shares											200,000
Common Class A [Member] | Gregory Segars Cribb [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Number of shares issued (in Shares) | shares											281,491